RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group for the years ended December 31, 2025, 2024 and 2023:

Name of related parties	Relationship with the Group
I-Mab Biopharma (Hangzhou) Co., Ltd	A subsidiary of the Group before September 15, 2020; Affiliate of the Group from September 15, 2020 to April 2, 2024.
ABio-X Holdings, Inc.

A wholly-owned subsidiary of C-Bridge V Investment Holding Limited, which is a wholly-owned subsidiary of C-Bridge Healthcare Fund V, L.P. C-Bridge Healthcare Fund V, L.P. and its affiliates hold more than 15% of the total outstanding shares of the Company.

Everest Medicines (Singapore) Pte. Ltd	A subsidiary of Everest Medicines Limited, one of Group’s principal shareholders.
AffaMed Therapeutics (HK) Limited	An affiliate of CBC Group, one of the Group’s principal shareholders.
C-Bridge Joint Value Creation (HK) Limited	A subsidiary of CBC Group, one of the Group’s principal shareholders.

The following table summarizes the Group’s major transactions with related parties for the periods presented:

		Years ended December 31,
		2025		2024		2023
Transactions involving payments received from related parties:
Everest Medicines (Singapore) Pte. Ltd	Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories	$7,000	(1)	$—		$—

Transactions involving payments paid to related parties:
AffaMed Therapeutics (HK) Limited	Payment for ex-China rights to VIS-101	$5,000	(2)	$—		$—
ABio-X Holding, Inc.	Payment for business development and related services performed related to VIS-101	1,200	(2)	—		—
I-Mab Biopharma (Hangzhou) Co., Ltd	Investment in Series C round of financing	—		19,000	(3)	—
ABio-X Holding, Inc.	Consulting and rent expenses	100		239		—
C-Bridge Joint Value Creation (HK) Limited	Consulting and rent expenses	500		—		—
Total payments to related parties		$6,800		$19,239		$—

Research and development activities with related parties:
AffaMed Therapeutics (HK) Limited	IPR&D asset acquired with no alternative use recognized in research and development expenses	$47,071	(2)	$—		—

(1)
See Note 13 – Licensing and Collaboration Arrangements for additional information related to the Visara licensing transactions.
(2)
In connection with the Visara Series A Subscription Agreement, the Group agreed to pay $2.0 million to ABio-X for business development and related services. During the year ended December 31, 2025, the Group paid $1.2 million and accrued the remaining $0.8 million, which was included in accruals and other payables in the consolidated balance sheets as of December 31, 2025. See Note 5 – Asset Acquisitions and Strategic Transactions for additional information related to the Visara Series A Subscription Agreement.
(3)
See to Note 8 – Investments and Put Right Liabilities for additional information related to the series C financing transaction.

The following table summarizes the amounts due to related parties for the periods presented:

		As of December 31,
		2025	2024
ABio-X Holding, Inc.	Accruals and other payables	$1,131	$—

Amounts due from/to subsidiaries of the Company are interest-free, unsecured and repayable on demand.